INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6:-INTANGIBLE ASSETS, NET

Intangible assets:

The following table sets forth the components of intangible assets:

	December 31,
	2021	2022
Original amounts:
Technology	$4,325	$6,679
Software development costs	2,879	2,879

	7,204	9,558

Accumulated amortization:
Technology	-	17
Software development costs	930	1,333

	930	1,350

Net amounts:
Technology	4,325	6,662
Software development costs	1,949	1,546

Intangible assets, net	$6,274	$8,208

Technology includes mainly perpetual software licenses to be used in the Company's research and development activities. During 2022, the Company purchased $2,353 technology, out of which $551 was not resulted in cash flow outflows as of December 31, 2022. Some of the software license agreements provide a commitment of the Company for royalties payments upon future sales of the related developed products. Software development costs are amortized over 7 years and Technology costs are amortized over 5 to 10 years. Amortization expenses for the years ended December 31, 2020, 2021 and 2022 amounted to $393, $401 and $420 respectively.

The following table represents the expected amortization in future periods, as of December 31, 2022:

2023	587
2024	617
2025	1,389
2026	1,320
2027	969
2028 and thereafter	3,326
Total expected amortization	8,208